Pension Benefits Expected Future Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 9
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	10
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	10
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	7
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	15
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	81
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	72
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	76
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	81
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	86
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 535